Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust IV
Entity Central Index Key	0001644419
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000241373
Shareholder Report [Line Items]
Fund Name	National Security Emerging Markets Index ETF
Trading Symbol	NSI
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about National Security Emerging Markets Index ETF for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nationalsecurityindex.com. You can also request this information by contacting us at 833-906-5569.
Additional Information Phone Number	833-906-5569
Additional Information Website	https://www.nationalsecurityindex.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
National Security Emerging Markets Index ETF	$86	0.75%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Dec. 06, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 31,045,325
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 115,747
InvestmentCompanyPortfolioTurnover	37.00%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.7%
Real Estate	0.1%
Communication Services	0.1%
Utilities	1.3%
Health Care	2.2%
Consumer Staples	3.0%
Industrials	4.2%
Energy	4.4%
Materials	6.0%
Consumer Discretionary	7.9%
Communications	15.7%
Financials	23.2%
Technology	29.2%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd.	15.5%
Samsung Electronics Company Ltd.	5.7%
China Construction Bank Corporation	3.8%
HDFC Bank Ltd.	2.8%
Naspers Ltd., Class N	2.7%
Chunghwa Telecom Company Ltd.	2.6%
PDD Holdings, Inc.	2.6%
ASE Technology Holding Company Ltd.	2.5%
Hon Hai Precision Industry Company Ltd.	2.5%
Reliance Industries Ltd.	2.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.